Long-term obligations (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure Of Detailed Information About Long Term Obligation [Abstract]
Summary of movement in the long-term obligation
The movement in the long-term obligations is as follows.

	Note	Commercialization rights – Trogarzo ® North American Territory	Commercialization rights – Trogarzo ® European Territory	Early termination fee EMD Serono Inc.	Total

Balance as at December 1, 2017		$-	$-	$7,151	$7,151

Payment, as originally contemplated in 2013 Termination A greement		-	-	(4,000)	(4,000)
Payment, as per Renegotiated Agreement	13	-	-	(3,850)	(3,850)
Accretion expense		-	-	413	413
Loss on repayment of long-term obligation s		-	-	286	286

Balance as at November 30, 2018		-	-	-	-

Additions	12	6,765	4,557	-	11,322
Accretion expense		152	13	-	165
Payment		(3,500)	-	-	(3,500)

Balance as at November 30, 2019		3,417	4,570	-	7,987

Current portion		(3,417)	-	-	(3,417)

Non-current portion		$-	$4,570	$-	$4,570